TAX (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
TAX
Pre-tax profit - IFRS	£ 996	£ 960
Pre-tax profit - Adjusting items	135	130
Pre-tax profit - Adjusted	1,131	1,090
Tax - IFRS	(242)	(230)
Tax - Adjusting items	(35)	(26)
Tax - Adjusted	£ (277)	£ (256)
Tax rate - IFRS	24.30%	24.00%
Tax rate - Adjusted	24.50%	23.50%